NOTES PAYABLE - BANKS (Details) € in Thousands, $ in Thousands	1 Months Ended						12 Months Ended
	Dec. 31, 2015 USD ($)	Jun. 30, 2014 USD ($)	Mar. 31, 2014 USD ($)	Jan. 31, 2014 EUR (€)	Nov. 30, 2013 EUR (€)	Aug. 31, 2013 EUR (€)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2015 EUR (€)	Apr. 30, 2015 EUR (€)	Dec. 31, 2014 EUR (€)	Mar. 31, 2014 EUR (€)	Dec. 31, 2013 USD ($)	Jun. 30, 2013 USD ($)	Jun. 30, 2013 EUR (€)
Debt Instrument [Line Items]
Guarantees	$ 290						$ 290	$ 165
Euro Member Countries, Euro [Member]
Debt Instrument [Line Items]
Guarantees | €									€ 266		€ 151
UNITED STATES
Debt Instrument [Line Items]
Weighted average interest rate	5.88%						5.88%	6.02%	5.88%		6.02%		6.25%
Euro Member Countries, Euro [Member]
Debt Instrument [Line Items]
Weighted average interest rate	3.20%						3.20%	3.50%	3.20%		3.50%		3.70%
Line of Credit [Member] | UNITED STATES
Debt Instrument [Line Items]
Line of credit, maximum borrowing amount													$ 10,500
Cash held as collateral													3,500
Debt instrument, interest rate basis points above reference rate								4.50%
Debt instrument, effective interest rate								6.25%			6.25%
Credit facility, amount outstanding	$ 5,569						$ 5,569	$ 5,285					8,935
Credit facility, remaining borrowing capacity	572						$ 572	$ 24					$ 281
Line of Credit [Member] | UNITED STATES | Minimum [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate basis points above reference rate								1.75%
Line of Credit [Member] | UNITED STATES | Accounts Receivable [Member]
Debt Instrument [Line Items]
Percentage of collateral													80.00%
Line of Credit [Member] | UNITED STATES | Unbilled Accounts Receivable [Member]
Debt Instrument [Line Items]
Percentage of collateral													70.00%
Line of Credit [Member] | UNITED STATES | Cash and Cash Equivalents [Member]
Debt Instrument [Line Items]
Percentage of collateral													100.00%
Line of Credit [Member] | UNITED STATES | Certificates of Deposit [Member]
Debt Instrument [Line Items]
Pledged assets used to secure credit facility													$ 3,500
Line of Credit [Member] | UNITED STATES | Standby Letters of Credit [Member]
Debt Instrument [Line Items]
Pledged assets used to secure credit facility													1,000
Credit facility, amount outstanding													$ 1,000
Letters of Credit [Member] | UNITED STATES
Debt Instrument [Line Items]
Pledged assets used to secure credit facility		$ 1,000
Percentage of collateral		95.00%
Line Of Credit One [Member] | UNITED STATES
Debt Instrument [Line Items]
Line of credit, maximum borrowing amount		$ 6,500
Percentage of collateral		95.00%
Cash collateral released and used to reduce outstanding borrowings		$ 3,500
Line Of Credit One [Member] | UNITED STATES | Accounts Receivable [Member]
Debt Instrument [Line Items]
Percentage of collateral		85.00%
Line Of Credit One [Member] | UNITED STATES | Unbilled Accounts Receivable [Member]
Debt Instrument [Line Items]
Percentage of collateral		75.00%
Line Of Credit One [Member] | Segment Geographical Groups Of Countries Group Three [Member]
Debt Instrument [Line Items]
Line of credit, maximum borrowing amount								$ 1,337						$ 1,100
Debt instrument, effective interest rate								3.98%			3.98%
Quarterly reduction amount														$ 100
Credit facility, amount outstanding								$ 600
Line of Credit Six [Member] | Europe [Member]
Debt Instrument [Line Items]
Line of credit, maximum borrowing amount								$ 1,337
Debt instrument, interest rate basis points above reference rate							5.875%
Debt instrument, effective interest rate								3.98%			3.98%
Line of Credit Six [Member] | Europe [Member] | Euro Member Countries, Euro [Member]
Debt Instrument [Line Items]
Line of credit, maximum borrowing amount | €												€ 1,100			€ 1,100
Debt instrument, effective interest rate														3.75%	3.75%
Quarterly reduction amount | €												€ 100			€ 100
Line of Credit Six [Member] | Segment Geographical Groups Of Countries Group Three [Member]
Debt Instrument [Line Items]
Line of credit, maximum borrowing amount			$ 1,337					$ 1,337
Debt instrument, effective interest rate			3.98%					3.98%			3.98%	3.98%
Credit facility, amount outstanding								$ 972
Line of Credit Five [Member] | Europe [Member]
Debt Instrument [Line Items]
Line of credit, maximum borrowing amount								$ 729
Debt instrument, effective interest rate								3.98%			3.98%
Line of Credit Five [Member] | Europe [Member] | Euro Member Countries, Euro [Member]
Debt Instrument [Line Items]
Line of credit, maximum borrowing amount | €											€ 600
Line of Credit Four [Member] | Europe [Member]
Debt Instrument [Line Items]
Line of credit, maximum borrowing amount								$ 972
Debt instrument, interest rate basis points above reference rate				3.75%
Debt instrument, effective interest rate								3.98%			3.98%
Credit facility, expiration date				Sep. 30, 2016
Credit facility, amount outstanding								$ 778
Line of Credit Four [Member] | Europe [Member] | Euro Member Countries, Euro [Member]
Debt Instrument [Line Items]
Line of credit, maximum borrowing amount | €				€ 800
Quarterly reduction amount | €				80
Credit facility, amount outstanding | €				€ 640
Line Of Credit Seven [Member] | Europe [Member]
Debt Instrument [Line Items]
Credit facility, amount outstanding								972
Line Of Credit Seven [Member] | Europe [Member] | Euro Member Countries, Euro [Member]
Debt Instrument [Line Items]
Credit facility, amount outstanding | €											€ 800
Line of Credit Six [Member] | Europe [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate basis points above reference rate			1.375%
Credit facility, expiration date			Dec. 31, 2016
Line Of Credit Nine [Member] | Europe [Member]
Debt Instrument [Line Items]
Line of credit, maximum borrowing amount	$ 5,996						$ 5,996
Debt instrument, interest rate basis points above reference rate	3.75%
Credit facility, amount outstanding	$ 5,459						5,459
Line Of Credit Nine [Member] | Europe [Member] | Euro Member Countries, Euro [Member]
Debt Instrument [Line Items]
Line of credit, maximum borrowing amount | €										€ 5,500
Debt instrument, effective interest rate										3.75%
Credit facility, amount outstanding | €										€ 5,007
Line Of Credit Two [Member] | Europe [Member]
Debt Instrument [Line Items]
Line of credit, maximum borrowing amount	$ 545						$ 545
Debt instrument, effective interest rate	3.50%						3.50%		3.50%
Credit facility, expiration date						Aug. 01, 2015
Credit facility, amount outstanding								608
Line Of Credit Two [Member] | Europe [Member] | Euro Member Countries, Euro [Member]
Debt Instrument [Line Items]
Line of credit, maximum borrowing amount | €						€ 500
Credit facility, amount outstanding | €						€ 500
Line Of Credit Three [Member] | Europe [Member]
Debt Instrument [Line Items]
Line of credit, maximum borrowing amount	$ 1,308						$ 1,308
Debt instrument, effective interest rate					1.20%
Credit facility, expiration date					Jul. 31, 2015
Line of credit, increase in maximum borrowing amount	1,644						1,644
Line of credit, decrease in minimum borrowing amount	$ 1,480						$ 1,480	$ 1,480
Line Of Credit Three [Member] | Europe [Member] | Euro Member Countries, Euro [Member]
Debt Instrument [Line Items]
Line of credit, maximum borrowing amount | €					€ 1,200
Line of credit, increase in maximum borrowing amount | €					€ 1,508
Line of credit, decrease in minimum borrowing amount | €									€ 1,158